Fair Value of Financial Instruments and Derivative Instruments, Text Details (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($) derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivative contracts | derivative	12
Notional amount | $	$ 137,624
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, sulphur content	0.50%
Fixed interest rate	0.275%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, sulphur content	3.50%
Fixed interest rate	0.99%